SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted share award	¥ 16,929	¥ 12,914	¥ 13,719
Compensation expense	¥ 296,487	¥ 336,616	¥ 290,815
Restricted shares
SHARE-BASED COMPENSATION
Granted (in shares)	22,246,544	31,194,120	21,948,320
Compensation expense	¥ 296,487	¥ 336,616	¥ 290,815
Restricted shares | Directors
SHARE-BASED COMPENSATION
Granted (in shares)	1,839,320	1,035,704	460,272
Settlement of liability-classified restricted share award	¥ 16,929	¥ 12,914	¥ 13,719
Compensation expense	¥ 0	¥ 0	¥ 0